Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
5	Property and equipment

	Office equipment	Computer equipment	Buildings	Right-of-use assets	Total

Cost

Balance, January 1, 2020	$53	$114	$44	$341	$552

Foreign exchange	1	4	1	4	10

Balance, December 31, 2020	54	118	45	345	562

Additions	-	33	-	-	33

Disposals	(3)	(123)	-	-	(126)

Foreign exchange	1	2	1	2	6

Balance at December 31, 2021	52	30	46	347	475

Additions	-	-	-	482	482

Foreign exchange	(3)	-	(3)	(6)	(12)

Balance at December 31, 2022	$49	$30	$43	$823	$945

Accumulated depreciation

Balance, January 1, 2020	$(23)	$(103)	$(18)	$(92)	$(236)

Depreciation	(6)	(4)	(5)	(83)	(98)

Foreign exchange	-	(3)		(5)	(8)

Balance, December 31, 2020	(29)	(110)	(23)	(180)	(342)

Disposals	3	110	-	-	113

Depreciation	(7)	(6)	(6)	(99)	(118)

Foreign exchange	1	(1)	-	-	-

Balance at December 31, 2021	(32)	(7)	(29)	(279)	(347)

Depreciation	(5)	(8)	(9)	(102)	(124)

Foreign exchange	4	-	8	37	49

Balance at December 31, 2022	$(33)	$(15)	$(30)	$(344)	$(422)

Net book value

January 1, 2021	$25	$8	$22	$165	$220

December 31, 2021	$20	$23	$17	$68	$128

December 31, 2022	$16	$15	$13	$479	$523